Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897

Hood River International Opportunity Fund (the “Fund”)
Institutional Shares (HRIOX)
Retirement Shares (HRITX)

Supplement dated August 15, 2022
to the Summary Prospectus, dated December 22, 2021
and the Prospectus dated September 28, 2021, as previously supplemented

The following replaces the fourth paragraph of the sub-section entitled “Principal Investment Strategies” in the Summary Section on page 2 of the Prospectus and page 2 of the Summary Prospectus.
The Fund’s investments in foreign securities may include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and International Depositary Receipts (“IDRs”). The Fund may also invest in preferred stock, real estate investment trusts (“REITs”), rights, and warrants. The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The Fund may also use forward foreign currency exchange contracts (“forward contracts”) for hedging purposes. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future.
The following risks are added to the sub-section entitled “Principal Risks” in the Summary Section on page 5 of the Prospectus and page 6 of the Summary Prospectus.
•Forward Contract Risk: The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
•Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the Fund holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).
The following is added as a new tenth paragraph of the sub-section entitled “Additional Information About Principal Investment Strategies” in the “Additional Information About the Fund” section on page 7 of the Prospectus:
The Fund may also use forward contracts for hedging purposes. Forward contracts are contractual agreements to buy or sell a particular currency at a pre-determined price in the future. Forward contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when (i) a security denominated in a foreign currency is purchased or sold or (ii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be.

Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
The following risks are added to the sub-section entitled “Additional Principal Risk Information” in the “Additional Information About the Fund” section on page 13 of the Prospectus:
•Forward Contract Risk: The successful use of forward contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of forward contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward contract; (b) possible lack of a liquid secondary market for a forward contract and the resulting inability to close a forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.
•Hedging Transactions Risk: The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the Fund being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the Fund holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
Hood River International Opportunity Fund (the “Fund”)
Institutional Shares (HRIOX)
Retirement Shares (HRITX)

Supplement dated August 15, 2022
and the Statement of Additional Information (“SAI”)
dated September 28, 2021, as previously supplemented

The following sections are added to the “Investment Policies, Strategies and Associated Risks” section which begins on page 1 of the SAI:
Forward Contracts. A forward contract is an obligation to purchase or sell a specific security, currency or other instrument for an agreed price at a future date that is individually negotiated and privately traded by traders and their customers. In contrast to contracts traded on an exchange (such as futures contracts), forward contracts are not guaranteed by any exchange or clearinghouse and are subject to the creditworthiness of the counterparty of the trade. Forward contracts are not always standardized and are frequently the subject of individual negotiation between the parties involved.
Because there is no clearinghouse system applicable to forward contracts, there is no direct means of offsetting a forward contract by purchase of an offsetting position on the same exchange. Absent contractual termination rights, the Fund may not be able to terminate a forward contract at a price and time that it desires. In such event, the Fund will remain subject to counterparty risk with respect to the forward contract, even if the Fund enters into an offsetting forward contract with the same, or a different, counterparty. If a counterparty defaults, the Fund may lose money on the transaction.
Depending on the asset underlying the forward contract, forward transactions can be influenced by, among other things, changing supply and demand relationships, government commercial and trade programs and policies, national and international political and economic events, weather and climate conditions, insects and plant disease, purchases and sales by foreign countries and changing interest rates.
Foreign Exchange Risk and Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions.
Forward foreign currency exchange contracts (“forward contracts”) are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. When the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.
Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an OTC trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Filed pursuant to Rule 497(e)
Registration Nos. 333-133691; 811-21897
The following supplements the “Taxation of the Fund” section beginning on page 31 of the SAI:
Hedging Transactions. Certain forward currency contracts in which the Fund may invest are subject to rules that for federal income tax purposes require the Fund to treat them as having been sold at their fair market value on the last day of the Fund’s taxable year (or for excise tax purposes, on the last day of the relevant period) resulting in unrealized gains or losses being treated as realized. Any gains or losses on such contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, except for gain or loss on certain foreign currency forward contracts which is treated as ordinary gain or loss unless the Fund makes an applicable tax election to receive capital treatment.
Certain hedging transactions undertaken by the Fund may result in the deferral of loss or accelerate the recognition of gain on forward contracts, or underlying securities, and may affect the tax character of gain or loss realized by the Fund on such investments. The tax consequences to the Fund of engaging in certain hedging or similar transactions are not entirely clear and may impact the amount, timing, and tax character of distributions paid by the Fund to its shareholders.
Notwithstanding any of the foregoing, the Fund may be required to recognize gain (but not loss) on certain “appreciated financial positions” if the Fund enters into offsetting forward contracts transaction with respect to the appreciated position or of substantially identical property. Appreciated financial positions potentially subject to this tax treatment are interests (including forward contracts) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. This tax treatment will not apply to certain transactions closed on or before the 30th day after the close of the taxable year, if certain conditions are met.
Foreign Currency Transactions—“Section 988” Gains or Losses. Pursuant to Section 988 of the Code, foreign exchange gain or loss attributable to certain foreign currency transactions, including foreign currency-denominated payables and receivables, foreign currency denominated debt instruments, and certain currency related forward contracts, is treated as ordinary gain or loss. Section 988 gain or loss may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders. The Fund may elect to treat certain foreign currency transactions, when entered, as giving rise to capital rather than as ordinary gain or loss.

Please retain this supplement for future reference.